CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Profit or Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement Line Items [Line Items]
Administrative expenses | ¥		¥ (5,814)	¥ (6,207)	¥ (6,204)
Interest income | ¥		16	26	39
Profit/ (loss) before income tax | ¥		(5,645)	(6,176)	(6,179)
Profit/ (loss) for the year | ¥		(5,645)	(6,176)	(29,996)
USD [Member]
Statement Line Items [Line Items]
Administrative expenses | $	$ (835)
Interest income | $	2
Profit/ (loss) before income tax | $	(810)
Profit/ (loss) for the year | $	(810)
Condensed [Member]
Statement Line Items [Line Items]
Administrative expenses | ¥		(3,814)	(3,794)	(5,055)
Gain on disposal of a subsidiary | ¥				7,114
Interest income | ¥		1
Profit/ (loss) before income tax | ¥		(3,813)	(3,794)	2,059
Profit/ (loss) for the year | ¥		¥ (3,813)	¥ (3,794)	¥ 2,059
Condensed [Member] | USD [Member]
Statement Line Items [Line Items]
Administrative expenses | $	(548)
Gain on disposal of a subsidiary | $
Interest income | $
Profit/ (loss) before income tax | $	(548)
Profit/ (loss) for the year | $	$ (548)